Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Effective Income Tax Rate and PRC Statutory Income Tax	The reconciliation of tax computed by applying the statutory income tax rate of 25% for the years ended December 31, 2023, 2022 and 2021 applicable to the PRC operations to income tax expenses is as follows:
	For the year ended December 31,	For the year ended December 31,	For the year ended December 31,
	2023	2022	2021
Statutory income tax rate	25.00%	25.00%	25.00%
Effect of expenses not deductible for tax purposes	(0.20)%	0.00%	0.40%
Effect of additional deduction of research and development expense	4.80%	0.70%	(35.10)%
Effect of income tax exemptions and reliefs	(8.00)%	2.90%	60.90%
Recovery from deferred income tax assets	5.20%	5.50%	-
Effect of valuation allowance on deferred income tax assets	(27.10)%	(28.00)%	2.20%
Income tax difference under different tax jurisdictions	4.30%	(6.10)%	(45.70)%
Prior year true-ups	-	-	(23.60)%
Others	(1.40)%	-	-
Total	2.60%	(0.00)%	(15.90)%

Schedule of Provision for Income Taxes	Significant components of the provision for income taxes are as follows:
	For the year ended December 31,	For the year ended December 31,	For the year ended December 31,
	2023	2022	2021
Current income tax expense	$-	$7,666	$2,466,745
Deferred tax benefit	(1,031,461)	(80,599)	(2,845,588)
Income taxes benefit	$(1,031,461)	$(72,933)	$(378,843)

Schedule of Deferred Tax Assets and Liabilities	For the purpose of presentation in the consolidated balance sheets, deferred income tax assets and liabilities have been offset. Significant components of deferred tax assets and liabilities are as follows:
	As of December 31,	As of December 31,
	2023	2022
Provision for doubtful accounts	$2,007,749	$1,986,464
Net operating loss carryforward	30,276,268	23,052,402
Impairment of VAT recoverable, inventory write-down and others	5,835,385	3,672,475
	38,119,402	28,711,341
Less: valuation allowance	(38,119,402)	(28,711,341)

Deferred tax assets	$-	$-

Intangible assets	$-	$1,004,365
Property, plant and equipment	74,225	129,174
Deferred tax liabilities	$74,225	$1,133,539

Total deferred tax liabilities	$74,225	$1,133,539

Schedule of Cumulative Net Operating Loss of Major Tax Juridistions and the Year of Expiration	The amounts of cumulative net operating loss in 2023 of major tax jurisdictions and the year of expiration are as follows:
Tax Jurisdiction	Amount in USD (in thousands)	Earliest year of expiration if not utilized
PRC	127,740	2025
Hong Kong	19,087	No expiration
Australia	10,279	No expiration
Singapore	2,452	No expiration
United States	3,776	No expiration